CONTRACT ASSETS (Details) ¥ in Thousands, $ in Thousands		Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
IfrsStatementLineItems [Line Items]
Non-current contract assets		$ 12,282	¥ 89,085	¥ 89,713
Less: impairment allowance, Non-current		(4)	(27)	(27)
Current contract assets		2,460	17,842	21,647
Less: impairment allowance, Current		(586)	(4,252)	(706)
Contract asset		14,742	106,927	111,360
Service concession arrangements [member]
IfrsStatementLineItems [Line Items]
Non-current contract assets	[1]	12,286	89,112	89,740
Current contract assets	[1]	1,023	7,423	7,423
Other Contract Assets [Member]
IfrsStatementLineItems [Line Items]
Current contract assets	[2]	$ 2,023	¥ 14,671	¥ 14,930

[1]	Service concession assets bearing an imputed interest of 7% arose from the Group’s revenue from construction service under a build-own-transfer ("BOT") arrangement rendered by the Group's subsidiary, Shaoguan Angrui Environmental Technology Development Co., Limited ("Shaoguan Angrui"). The facilities that the service concession arrangement relate to were under construction phases from June 2018 to December 2020 and commenced operation in January 2021.
[2]	The balances as of December 31, 2022 and June 30, 2023 comprised contract assets arising from performance under certain water treatment plant construction service contracts. Such contracts include payment schedules that require progress payments over the service periods when milestones are reached.